Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Langar Global HealthTech ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.51%)	(0.07%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	21.81%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%	6.91%